Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 12, 2017
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Dec. 12, 2017
Document Effective Date	Dec. 12, 2017
Prospectus Date	Aug. 30, 2017
AllianzGI NFJ Mid-Cap Value Fund | A
Prospectus:
Trading Symbol	PQNAX
AllianzGI NFJ Mid-Cap Value Fund | Administrative
Prospectus:
Trading Symbol	PRAAX
AllianzGI NFJ Mid-Cap Value Fund | C
Prospectus:
Trading Symbol	PQNCX
AllianzGI NFJ Mid-Cap Value Fund | R
Prospectus:
Trading Symbol	PRNRX
AllianzGI NFJ Mid-Cap Value Fund | Class T
Prospectus:
Trading Symbol	ANRTX
AllianzGI NFJ Mid-Cap Value Fund | Institutional
Prospectus:
Trading Symbol	PRNIX
AllianzGI NFJ Mid-Cap Value Fund | P
Prospectus:
Trading Symbol	ANRPX